                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2010
                                      TO
              PROSPECTUSES DATED APRIL 28, 2008 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated April 28, 2008 (as supplemented) for the Vintage L/SM/ and Vintage XC/SM/ variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 842-9325 to request a free copy.

1. FEE TABLES AND EXAMPLES

In "FEE TABLES AND EXAMPLES" section of the prospectus, under "Separate Account Annual Expenses," add the following footnote to the Mortality and Expense
Charge:

    + We are waiving the following amounts of the Mortality and Expense Charge:
      the amount, if any, equal to the underlying fund expenses that are in excess of 0.50% for the subaccount investing in the BlackRock Money Market Portfolio (Class E) of Metropolitan Series Fund, Inc.; and the amount, if any, equal to the underlying fund expenses that are in excess of 0.64% for the subaccount investing in the MetLife Stock Index Portfolio (Class B) of Metropolitan Series Fund, Inc.

2. THE ANNUITY CONTRACT AND DEATH BENEFIT

In "THE ANNUITY CONTRACT" section of the prospectus, replace the paragraph immediately above the "Market Timing" heading with the following:

    Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").

In the "DEATH BENEFIT" section, add the paragraph above as the last paragraph of the "Spousal Continuation" section.

                                                                  SUPP-VIN510NY

3. PURCHASE

In the "PURCHASE" section of the prospectus supplement dated July 14, 2008, under "Investment Allocation Restrictions for Certain Riders," replace the lists of investment options in each Platform with the following:

    Platform 1
    ----------
    BlackRock Bond Income Portfolio
    BlackRock Money Market Portfolio
    Legg Mason Western Asset Variable Adjustable Rate Income Portfolio PIMCO Inflation Protected Bond Portfolio
    PIMCO Total Return Portfolio

    Platform 2
    ----------
    American Funds Global Growth Fund
    American Funds Growth Fund
    American Funds Growth-Income Fund
    BlackRock Large Cap Core Portfolio
    BlackRock Legacy Large Cap Growth Portfolio
    Contrafund(R) Portfolio
    FI Value Leaders Portfolio
    Franklin Income Securities Fund
    Janus Forty Portfolio
    Legg Mason ClearBridge Variable Aggressive Growth Portfolio
    Legg Mason ClearBridge Variable Appreciation Portfolio
    Legg Mason ClearBridge Variable Equity Income Builder Portfolio Legg Mason Western Asset Variable Global High Yield Bond Portfolio Legg Mason ClearBridge Variable Large Cap Value Portfolio
    Legg Mason Value Equity Portfolio
    Lord Abbett Growth and Income Portfolio
    MetLife Aggressive Allocation Portfolio
    MetLife Conservative Allocation Portfolio
    MetLife Conservative to Moderate Allocation Portfolio
    MetLife Moderate Allocation Portfolio
    MetLife Moderate to Aggressive Allocation Portfolio
    Met/Templeton Growth Portfolio
    MetLife Stock Index Portfolio
    MFS(R) Research International Portfolio
    MFS(R) Total Return Portfolio
    MFS(R) Value Portfolio
    Pioneer Fund Portfolio
    Pioneer Strategic Income Portfolio
    Templeton Foreign Securities Fund
    Van Kampen Comstock Portfolio

    Platform 3
    ----------
    Lazard Mid Cap Portfolio
    Lord Abbett Mid Cap Value Portfolio
    Morgan Stanley Mid Cap Growth Portfolio

    Platform 4
    ----------
    Clarion Global Real Estate Portfolio
    Dreman Small Cap Value Portfolio
    Invesco Small Cap Growth Portfolio
    Legg Mason ClearBridge Variable Small Cap Growth Portfolio
    MFS(R) Emerging Markets Equity Portfolio

In the "PURCHASE" section of the prospectus supplement dated July 14, 2008, under "Investment Allocation Restrictions for Certain Riders," add the following after the "Rebalancing" section:

    SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire account value will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.

    EXAMPLE:

        Your account value is $100,000 and allocated 70% to the Lord Abbett Growth and Income Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent purchase payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire account value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.

4. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sections titled "American Funds Insurance Series(R) (Class 2)" through "Metropolitan Series Fund, Inc. - Asset Allocation Portfolios (Class B)" with the following:

    AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

    American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

        American Funds Global Growth Fund
        American Funds Growth Fund
        American Funds Growth-Income Fund

    FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS)

    Fidelity(R) Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. serves as subadviser. The following Service Class portfolio is available under the contract:

        Contrafund(R) Portfolio

    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

    Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for Franklin Income Securities Fund, and Templeton Investment Counsel, LLC is the investment adviser and Franklin Templeton Investment Management Limited is the subadviser for Templeton Foreign Securities Fund. The following Class 2 portfolios are available under the contract:

        Franklin Income Securities Fund
        Templeton Foreign Securities Fund

    LEGG MASON PARTNERS VARIABLE EQUITY TRUST

    Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following single share class or, as noted, Class I or Class II portfolios are available under the contract:

        Legg Mason ClearBridge Variable Aggressive Growth Portfolio (Class I) Legg Mason ClearBridge Variable Appreciation Portfolio (Class I)
        Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class
        II)
        Legg Mason ClearBridge Variable Large Cap Value Portfolio (Class I) Legg Mason ClearBridge Variable Small Cap Growth Portfolio (Class I)

    LEGG MASON PARTNERS VARIABLE INCOME TRUST

    Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following single share class or, as noted, Class I portfolios are available under the contract:

        Legg Mason Western Asset Variable Adjustable Rate Income Portfolio Legg Mason Western Asset Variable Global High Yield Bond Portfolio (Class I)

    MET INVESTORS SERIES TRUST

    Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

        BlackRock Large Cap Core Portfolio (Class E)
        Clarion Global Real Estate Portfolio (Class B)
        Dreman Small Cap Value Portfolio (Class A)
        Invesco Small Cap Growth Portfolio (Class A)
        (formerly Met/AIM Small Cap Growth Portfolio)
        Janus Forty Portfolio (Class A)
        Lazard Mid Cap Portfolio (Class B)
        Legg Mason Value Equity Portfolio (Class B)
        Lord Abbett Growth and Income Portfolio (Class B)
        Lord Abbett Mid Cap Value Portfolio (Class B)
        Met/Templeton Growth Portfolio (Class B)
        MFS(R) Emerging Markets Equity Portfolio (Class B)
        MFS(R) Research International Portfolio (Class B)
        Morgan Stanley Mid Cap Growth Portfolio (Class B)
        (formerly Van Kampen Mid Cap Growth Portfolio)
        PIMCO Inflation Protected Bond Portfolio (Class B)
        PIMCO Total Return Portfolio (Class B)
        Pioneer Fund Portfolio (Class A)
        Pioneer Strategic Income Portfolio (Class A)
        Van Kampen Comstock Portfolio (Class B)

    METROPOLITAN SERIES FUND, INC.

    Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

        BlackRock Bond Income Portfolio (Class E)
        BlackRock Legacy Large Cap Growth Portfolio (Class A)
        BlackRock Money Market Portfolio (Class E)
        FI Value Leaders Portfolio (Class D)
        MetLife Stock Index Portfolio (Class B)
        MFS(R) Total Return Portfolio (Class F)
        MFS(R) Value Portfolio (Class A)

    METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS (CLASS B)

    In addition to the portfolios listed above under Metropolitan Series Fund, Inc., the following Class B Asset Allocation Portfolios are available under the contract:

        MetLife Conservative Allocation Portfolio
        MetLife Conservative to Moderate Allocation Portfolio
        MetLife Moderate Allocation Portfolio
        MetLife Moderate to Aggressive Allocation Portfolio
        MetLife Aggressive Allocation Portfolio

    In the second paragraph of the "Market Timing" section, replace the list of Monitored Portfolios with the following:

        the American Funds Global Growth Fund, the Templeton Foreign Securities Fund, the Legg Mason ClearBridge Variable Small Cap Growth Portfolio, the Legg Mason Western Asset Variable Global High Yield Bond Portfolio, the Clarion Global Real Estate Portfolio, the Dreman Small Cap Value Portfolio, the Invesco Small Cap Growth Portfolio, the Met/Templeton Growth Portfolio, the MFS(R) Emerging Markets Equity Portfolio, the MFS(R) Research International Portfolio, and the Pioneer Strategic Income Portfolio

In the "Dollar Cost Averaging Programs" section, add the following to the end of the first paragraph under "Standard Dollar Cost Averaging":

    However, transfers will be made on the 1st day of the following month for purchase payments or account value allocated to the dollar cost averaging program on the 29/th/, 30/th/, or 31/st/ day of a month.

In the "Dollar Cost Averaging Programs" section, replace the sentence at the end of the "Enhanced Dollar Cost Averaging Program (EDCA)" section with the following:

    If you decide you no longer want to participate in the EDCA program, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise.

5. LIVING BENEFITS

In the "LIVING BENEFITS" section of the prospectus supplement dated July 14, 2008, under "Description of GMIB Plus - Terminating the GMIB Plus Rider," replace item (g) with the following:

    (g) The date you assign your contract.

Add the following paragraph after item (g):

    Under our current administrative procedures, we will waive the termination of the GMIB Plus rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

In the "LIVING BENEFITS" section of the prospectus supplement dated July 14, 2008, under "Description of the Lifetime Withdrawal Guarantee II - Termination of the Lifetime Withdrawal Guarantee II Rider," replace item (8) with the following:

    (8) The date you assign your contract (a pro rata portion of the rider charge will be assessed).

Add the following paragraph after item (8):

    Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

6. FEDERAL INCOME TAX STATUS

In the "FEDERAL INCOME TAX STATUS" section, add the following after the third paragraph under the "Other Tax Issues" heading:

    You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution (RMD) for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

7. OTHER INFORMATION

In the "OTHER INFORMATION" section, replace the first paragraph under the "Distributor" heading with the following:

    We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

8. APPENDIX A

At the end of Appendix A, in the first paragraph of the "Discontinued Investment Portfolios" section, change "Legg Mason Partners Variable Capital Portfolio" to "Legg Mason ClearBridge Variable Capital Portfolio"; change "Legg Mason Partners Variable Fundamental Value Portfolio" to "Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio"; and change "Legg Mason Partners Variable Large Cap Growth Portfolio" to "Legg Mason ClearBridge Variable Large Cap Growth Portfolio."

Add the following to the end of the "Discontinued Investment Portfolios" section:

    Effective as of May 3, 2010, Legg Mason Partners Variable Equity Trust:
    Legg Mason Batterymarch Variable Global Equity Portfolio (single share class) (formerly Legg Mason Partners Variable Global Equity Portfolio) was replaced with Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B).

    Effective as of May 3, 2010, Legg Mason Partners Variable Income Trust:
    Legg Mason Western Asset Variable Money Market Portfolio (single share class) (formerly Legg Mason Partners Variable Money Market Portfolio) was replaced with Metropolitan Series Fund, Inc.: BlackRock Money Market Portfolio (Class E).

    LEGG MASON PARTNERS INVESTMENT PORTFOLIO NAME CHANGES. Effective as of November 2, 2009, the following investment portfolio name changes occurred for the Legg Mason Partners portfolios:

 Former Name                            New Name
 -----------                            --------
 Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
 Trust:                                 Trust:
 Legg Mason Partners Variable           Legg Mason ClearBridge Variable
 Aggressive Growth Portfolio            Aggressive Growth Portfolio

 Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
 Trust:                                 Trust:
 Legg Mason Partners Variable           Legg Mason ClearBridge Variable
 Appreciation Portfolio                 Appreciation Portfolio

 Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
 Trust:                                 Trust:
 Legg Mason Partners Variable Capital   Legg Mason ClearBridge Variable
 Portfolio                              Capital Portfolio

 Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
 Trust:                                 Trust:
 Legg Mason Partners Variable Capital   Legg Mason ClearBridge Variable
 and Income Portfolio                   Equity Income Builder Portfolio

 Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
 Trust:                                 Trust:
 Legg Mason Partners Variable Global    Legg Mason Batterymarch Variable
 Equity Portfolio                       Global Equity Portfolio

 Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
 Trust:                                 Trust:
 Legg Mason Partners Variable           Legg Mason ClearBridge Variable
 Fundamental Value Portfolio            Fundamental Value Portfolio

 Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
 Trust:                                 Trust:
 Legg Mason Partners Variable           Legg Mason ClearBridge Variable Large
 Investors Portfolio                    Cap Value Portfolio

 Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
 Trust:                                 Trust:
 Legg Mason Partners Variable Large     Legg Mason ClearBridge Variable Large
 Cap Growth Portfolio                   Cap Growth Portfolio

 Legg Mason Partners Variable Equity    Legg Mason Partners Variable Equity
 Trust:                                 Trust:
 Legg Mason Partners Variable Small     Legg Mason ClearBridge Variable Small
 Cap Growth Portfolio                   Cap Growth Portfolio

 Legg Mason Partners Variable Income    Legg Mason Partners Variable Income
 Trust:                                 Trust:
 Legg Mason Partners Variable           Legg Mason Western Asset Variable
 Adjustable Rate Income Portfolio       Adjustable Rate Income Portfolio

 Former Name                            New Name
 -----------                            --------

 Legg Mason Partners Variable Income    Legg Mason Partners Variable Income
 Trust:                                 Trust:
 Legg Mason Partners Variable Global    Legg Mason Western Asset Variable
 High Yield Bond Portfolio              Global High Yield Bond Portfolio

 Legg Mason Partners Variable Income    Legg Mason Partners Variable Income
 Trust:                                 Trust:
 Legg Mason Partners Variable Money     Legg Mason Western Asset Variable
 Market Portfolio                       Money Market Portfolio

9. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

10. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite                                     Telephone: 800-842-9325
1900 Irvine, CA 92614

VINTAGE L and VINTAGE XC are service marks of Citigroup Inc. or its Affiliates and are used by MetLife, Inc. and its Affiliates under license.

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                  ACQUIRED   TOTAL   CONTRACTUAL NET TOTAL
                                                                                    FUND    ANNUAL     EXPENSE    ANNUAL
                                                MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR  PORTFOLIO
                                                   FEES        FEES      EXPENSES EXPENSES EXPENSES   DEFERRAL   EXPENSES
                                                ---------- ------------- -------- -------- --------- ----------- ---------
AMERICAN FUNDS INSURANCE SERIES (R)
   American Funds Global Growth Fund               0.54%       0.25%       0.03%    0.00%    0.82%      0.00%      0.82%
   American Funds Growth Fund                      0.33%       0.25%       0.02%    0.00%    0.60%      0.00%      0.60%
   American Funds Growth-Income Fund               0.28%       0.25%       0.01%    0.00%    0.54%      0.00%      0.54%
FIDELITY (R) VARIABLE INSURANCE PRODUCTS
   Contrafund (R) Portfolio                        0.56%       0.10%       0.11%    0.00%    0.77%      0.00%      0.77%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST
   Franklin Income Securities Fund                 0.45%       0.25%       0.02%    0.00%    0.72%      0.00%      0.72%
   Templeton Foreign Securities Fund               0.64%       0.25%       0.15%    0.02%    1.06%      0.01%      1.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
   Legg Mason ClearBridge Variable Aggressive
     Growth Portfolio(1)(2)                        0.75%       0.00%       0.06%    0.00%    0.81%      0.00%      0.81%
   Legg Mason ClearBridge Variable
     Appreciation Portfolio(1)                     0.72%       0.00%       0.05%    0.00%    0.77%      0.00%      0.77%
   Legg Mason ClearBridge Variable Equity
     Income Builder Portfolio                      0.75%       0.25%       0.10%    0.00%    1.10%      0.00%      1.10%
   Legg Mason ClearBridge Variable Large Cap
     Value Portfolio                               0.65%       0.00%       0.06%    0.00%    0.71%      0.00%      0.71%
   Legg Mason ClearBridge Variable Small Cap
     Growth Portfolio                              0.75%       0.00%       0.17%    0.00%    0.92%      0.00%      0.92%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
   Legg Mason Western Asset Variable
     Adjustable Rate Income Portfolio(2)           0.55%       0.25%       0.56%    0.00%    1.36%      0.36%      1.00%
   Legg Mason Western Asset Variable Global
     High Yield Bond Portfolio                     0.80%       0.00%       0.11%    0.00%    0.91%      0.00%      0.91%

                                                                                   ACQUIRED   TOTAL   CONTRACTUAL  NET TOTAL
                                                                                     FUND    ANNUAL     EXPENSE     ANNUAL
                                                 MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR   PORTFOLIO
                                                    FEES        FEES      EXPENSES EXPENSES EXPENSES   DEFERRAL    EXPENSES
                                                 ---------- ------------- -------- -------- --------- ----------- -----------
MET INVESTORS SERIES TRUST
   BlackRock Large Cap Core Portfolio               0.59%       0.15%       0.06%    0.00%    0.80%      0.00%       0.80%
   Clarion Global Real Estate Portfolio             0.64%       0.25%       0.09%    0.00%    0.98%      0.00%       0.98%
   Dreman Small Cap Value Portfolio                 0.79%       0.00%       0.10%    0.00%    0.89%      0.00%       0.89%
   Invesco Small Cap Growth Portfolio               0.86%       0.00%       0.04%    0.00%    0.90%      0.00%       0.90%
   Janus Forty Portfolio                            0.64%       0.00%       0.04%    0.00%    0.68%      0.00%       0.68%
   Lazard Mid Cap Portfolio                         0.70%       0.25%       0.04%    0.00%    0.99%      0.00%       0.99%
   Legg Mason Value Equity Portfolio                0.64%       0.25%       0.07%    0.00%    0.96%      0.00%       0.96%
   Lord Abbett Growth and Income Portfolio          0.53%       0.25%       0.03%    0.00%    0.81%      0.00%       0.81%
   Lord Abbett Mid Cap Value Portfolio              0.68%       0.25%       0.08%    0.00%    1.01%      0.00%       1.01%
   Met/Templeton Growth Portfolio                   0.69%       0.25%       0.18%    0.00%    1.12%      0.07%       1.05%
   MFS (R) Emerging Markets Equity Portfolio        0.99%       0.25%       0.18%    0.00%    1.42%      0.00%       1.42%
   MFS (R) Research International Portfolio         0.71%       0.25%       0.10%    0.00%    1.06%      0.00%       1.06%
   Morgan Stanley Mid Cap Growth Portfolio          0.70%       0.25%       0.20%    0.00%    1.15%      0.00%       1.15%
   PIMCO Inflation Protected Bond Portfolio         0.48%       0.25%       0.05%    0.00%    0.78%      0.00%       0.78%
   PIMCO Total Return Portfolio                     0.48%       0.25%       0.04%    0.00%    0.77%      0.00%       0.77%
   Pioneer Fund Portfolio                           0.66%       0.00%       0.08%    0.00%    0.74%      0.00%       0.74%
   Pioneer Strategic Income Portfolio               0.60%       0.00%       0.06%    0.00%    0.66%      0.00%       0.66%
   Van Kampen Comstock Portfolio                    0.61%       0.25%       0.03%    0.00%    0.89%      0.00%       0.89%
METROPOLITAN SERIES FUND, INC.
   BlackRock Bond Income Portfolio                  0.38%       0.15%       0.05%    0.00%    0.58%      0.03%       0.55%
   BlackRock Legacy Large Cap Growth Portfolio      0.73%       0.00%       0.10%    0.00%    0.83%      0.01%       0.82%
   BlackRock Money Market Portfolio(3)(4)           0.32%       0.15%       0.02%    0.00%    0.49%      0.01%       0.48%
   FI Value Leaders Portfolio                       0.67%       0.10%       0.10%    0.00%    0.87%      0.00%       0.87%
   MetLife Stock Index Portfolio                    0.25%       0.25%       0.03%    0.00%    0.53%      0.01%       0.52%
   MFS (R) Total Return Portfolio                   0.54%       0.20%       0.06%    0.00%    0.80%      0.00%       0.80%
   MFS (R) Value Portfolio                          0.71%       0.00%       0.03%    0.00%    0.74%      0.08%       0.66%

                                                                                                                   NET TOTAL
                                                                                                                    ANNUAL
                                                                                                                   PORTFOLIO
                                                                                                                   EXPENSES
                                                                                   ACQUIRED   TOTAL   CONTRACTUAL  INCLUDING
                                                                                     FUND    ANNUAL     EXPENSE   EXPENSES OF
                                                 MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR  UNDERLYING
                                                    FEES        FEES      EXPENSES EXPENSES EXPENSES   DEFERRAL   PORTFOLIOS
                                                 ---------- ------------- -------- -------- --------- ----------- -----------
METROPOLITAN SERIES FUND, INC. - ASSET
  ALLOCATION PORTFOLIOS
   MetLife Conservative Allocation Portfolio(5)     0.10%       0.25%       0.02%    0.58%    0.95%      0.02%       0.93%
   MetLife Conservative to Moderate Allocation
     Portfolio(5)                                   0.09%       0.25%       0.01%    0.63%    0.98%      0.00%       0.98%
   MetLife Moderate Allocation Portfolio(5)         0.07%       0.25%       0.00%    0.67%    0.99%      0.00%       0.99%
   MetLife Moderate to Aggressive Allocation
     Portfolio(5)                                   0.07%       0.25%       0.00%    0.71%    1.03%      0.00%       1.03%
   MetLife Aggressive Allocation Portfolio(5)       0.10%       0.25%       0.04%    0.74%    1.13%      0.04%       1.09%

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2010, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2011 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of voluntary expense subsidy or deferral arrangements or directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2009.

(1) Other Expenses have been restated to reflect current fees.
(2) The information provided is for the fiscal year ended October 31, 2009.
(3) Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.
(4) In light of current market and economic conditions, MetLife Advisers, LLC and/or its affiliates may voluntarily waive certain fees or expenses in an attempt to increase the Portfolio's yield. Any such waiver may be discontinued at any time without notice. If the waiver were reflected in the table, 12b-1 fees would have been 0.11% and net annual operating expenses would have been 0.44%.
(5) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

AMERICAN FUNDS GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.

AMERICAN FUNDS GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.

AMERICAN FUNDS GROWTH-INCOME FUND

INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks long-term growth of capital and income.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS)

Fidelity(R) Variable Insurance Products is a variable insurance products fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class portfolio is available under the contract:

CONTRAFUND(R) PORTFOLIO

SUBADVISERS: FMR Co., Inc.

INVESTMENT OBJECTIVE: The Contrafund(R) Portfolio seeks long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Income Securities Fund. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolios are available under the contract:

FRANKLIN INCOME SECURITIES FUND

INVESTMENT OBJECTIVE: The Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation.

TEMPLETON FOREIGN SECURITIES FUND

SUBADVISER: Franklin Templeton Investment Management Limited

INVESTMENT OBJECTIVE: The Templeton Foreign Securities Fund seeks long-term capital growth.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following single share class or, as noted, Class I or Class II portfolios are available under the contract:

LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Aggressive Growth Portfolio seeks capital appreciation.

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Appreciation Portfolio seeks long-term appreciation of capital.

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO (CLASS II)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Equity Income Builder Portfolio seeks a high level of current income. Long-term capital appreciation is a secondary objective.

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Large Cap Value Portfolio seeks long-term growth of capital. Current income is a secondary objective.

LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Small Cap Growth Portfolio seeks long-term growth of capital.

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following single share class or, as noted, Class I portfolios are available under the contract:

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: The Legg Mason Western Asset Variable Adjustable Rate Income Portfolio seeks to provide high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates.

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO (CLASS I)

SUBADVISERS: Western Asset Management Company and Western Asset Management Company Limited

INVESTMENT OBJECTIVE: The Legg Mason Western Asset Variable Global High Yield Bond Portfolio seeks to maximize total return, consistent with the preservation of capital.

MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of First MetLife Investors. The following portfolios are available under the contract:

BLACKROCK LARGE CAP CORE PORTFOLIO (CLASS E)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Large Cap Core Portfolio seeks long-term capital growth.

CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS B)

SUBADVISER: ING Clarion Real Estate Securities, L.P.

INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

DREMAN SMALL CAP VALUE PORTFOLIO (CLASS A)

SUBADVISER: Dreman Value Management, LLC

INVESTMENT OBJECTIVE: The Dreman Small Cap Value Portfolio seeks capital appreciation.

INVESCO SMALL CAP GROWTH PORTFOLIO (CLASS A) (formerly Met/AIM Small Cap Growth Portfolio)

SUBADVISER: Invesco Advisers, Inc. (formerly Invesco Aim Capital Management,
Inc.)

INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.

JANUS FORTY PORTFOLIO (CLASS A)

SUBADVISER: Janus Capital Management LLC

INVESTMENT OBJECTIVE: The Janus Forty Portfolio seeks capital appreciation.

LAZARD MID CAP PORTFOLIO (CLASS B)

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: The Lazard Mid Cap Portfolio seeks long-term growth of capital.

LEGG MASON VALUE EQUITY PORTFOLIO (CLASS B)

SUBADVISER: Legg Mason Capital Management, Inc.

INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term growth of capital.

LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS B)

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT MID CAP VALUE PORTFOLIO (CLASS B)

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.

MET/TEMPLETON GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Templeton Global Advisors Limited

INVESTMENT OBJECTIVE: The Met/Templeton Growth Portfolio seeks long-term capital growth.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Emerging Markets Equity Portfolio seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

MORGAN STANLEY MID CAP GROWTH PORTFOLIO (CLASS B) (formerly Van Kampen Mid Cap Growth Portfolio)

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO (CLASS B)

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks to provide maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO (CLASS B)

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks to provide maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

VAN KAMPEN COMSTOCK PORTFOLIO (CLASS B)

SUBADVISER: Morgan Stanley Investment Management Inc. (On or about May 28, 2010, Invesco Advisers, Inc. is expected to become the subadviser to the Portfolio.)

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:

BLACKROCK BOND INCOME PORTFOLIO (CLASS E)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.

BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (CLASS A)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Legacy Large Cap Growth Portfolio seeks long-term growth of capital.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS E)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

FI VALUE LEADERS PORTFOLIO (CLASS D)

SUBADVISER: Pyramis Global Advisors, LLC

INVESTMENT OBJECTIVE: The FI Value Leaders Portfolio seeks long-term growth of capital.

METLIFE STOCK INDEX PORTFOLIO (CLASS B)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500(R) Composite Stock Price Index.

MFS(R) TOTAL RETURN PORTFOLIO (CLASS F)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.

MFS(R) VALUE PORTFOLIO (CLASS A)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Value Portfolio seeks capital appreciation.

METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the Metropolitan Series Fund, Inc. portfolios listed above, the following Class B portfolios are available under the contract:

METLIFE CONSERVATIVE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Conservative Allocation Portfolio seeks a high level of current income, with growth of capital as a secondary objective.

METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Conservative to Moderate Allocation Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE MODERATE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate to Aggressive Allocation Portfolio seeks growth of capital.

METLIFE AGGRESSIVE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Aggressive Allocation Portfolio seeks growth of capital.